Financial Instruments and Risk Management - Warrants derivative liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Change in fair value measurements
Beginning balance	$ 13,722
Ending balance	17,618
Level 3
Change in fair value measurements
Initial recognition of derivative liability	2,587
Remeasurement Of Derivative Liability	127
Ending balance	$ 2,714